Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	Estimated Useful Lives (in years)	September 30, 2025	December 31, 2024
Machinery and Equipment	5 to 20	$2,916,063	$3,478,062
Leasehold Improvements	Lease term	6,930,584	6,930,585
Computer and Office Equipment	3 to 10	2,086,612	2,460,632
Vehicles	5	272,910	274,559
Construction in Progress	N/A	—	84,957
Total Property and Equipment		12,206,169	13,228,795
Less: Accumulated Depreciation		(8,096,249)	(7,779,383)
Property and Equipment, net of Accumulated Depreciation		$4,109,920	$5,449,412

Depreciation expense related to property and equipment for the nine months ended September 30, 2025 and 2024 was $832,476 and $984,329 respectively.

NOTE 4 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	Estimated Useful Lives (in years)	December 31, 2024	December 31, 2023
Machinery and Equipment	5 to 20	$3,478,062	$3,469,204
Leasehold Improvements	Lease term	6,930,585	7,378,639
Computer and Office Equipment	3 to 10	2,460,632	2,492,310
Vehicles	5	274,559	248,304
Construction in Progress	N/A	84,957	11,500
Total Property and Equipment		13,228,795	13,599,957
Less: Accumulated Depreciation		(7,779,383)	(7,171,845)
Property and Equipment, net of Accumulated Depreciation		$5,449,412	$6,428,112

Depreciation expense related to property and equipment for the years ended December 31, 2024 and 2023 was $1,284,653 and $1,430,240 respectively.